Feb. 01, 2019
MassMutual RetireSMARTSM Conservative Fund
MassMutual RetireSMARTSM Conservative Fund
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Conservative Fund
(the “Funds”)
Supplement dated May 28, 2019 to the
Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
The following information replaces similar information for the MassMutual RetireSMART Conservative Fund found on pages 4 to 5 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual) and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.
The Fund has a conservative asset allocation strategy (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 30% of its assets invested in equity and similar funds and approximately 70% invested in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus ten percentage points from this target asset allocation strategy. MML Advisers, the Fund’s investment adviser, will generally attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers or its affiliates; the Fund will normally invest no more than 30% of its assets in mutual funds not advised by MML Advisers or its affiliates (referred to here as “non-affiliated” funds). Non-affiliated funds may include actively managed funds, or they may be passively managed funds seeking to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. MML Advisers will select most of the Underlying Funds from among mutual funds advised by it or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an Underlying Fund will limit the ability of the Fund to buy or sell shares in that Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, on or about May 28, 2019, among various asset classes and Underlying Funds. MML Advisers, does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Equity Funds	21.0%
− U.S. Large Cap Equity Funds
Select Fundamental Value (Boston Partners/Barrow Hanley)	1.2%
Select Diversified Value (T. Rowe Price/ Brandywine Global)	1.3%
Select Equity Opportunities (T. Rowe Price/ Wellington Management	0.9%
MM Select Equity Asset (J.P. Morgan)	5.9%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	1.3%
Select Fundamental Growth (Wellington Management)	0.7%
Select Growth Opportunities (Sands Capital/ Jackson Square)	0.5%
− U.S. Small/Mid Cap Equity Funds
Select Mid-Cap Value (American Century)	0.6%
Vanguard Mid-Cap Index (Vanguard)	0.8%
Select Mid Cap Growth (T. Rowe Price/Frontier)	0.6%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	0.5%
Vanguard Small-Cap Index (Vanguard)	0.5%
Select Small Cap Growth Equity (Wellington Management/Invesco)	0.3%
− REIT Funds
Invesco Oppenheimer Real Estate (Invesco)	0.6%
− International Equity Funds
Select Overseas (MFS/Harris)	1.7%
Premier International Equity (Invesco)	0.8%

Vanguard Developed Markets Index (Vanguard)	1.7%
− Emerging Markets Equity Funds
Premier Strategic Emerging Markets (Invesco)	0.5%
Vanguard Emerging Markets Stock Index (Vanguard)	0.5%
Fixed Income Funds	78.0%
− U.S. Fixed Income Funds
Premier Core Bond (Barings)	18.7%
Premier Short-Duration Bond (Barings)	10.9%
Vanguard Total Bond Market Index (Vanguard)	6.6%
Vanguard Long-Term Treasury Index (Vanguard)	2.6%
Select Total Return Bond (MetWest)	15.4%
Select Strategic Bond (Western Asset)	14.3%
− Inflation Managed Funds
Premier Inflation-Protected and Income (Barings)	4.0%
− High Yield Funds
Premier High Yield (Barings)	0.7%
Barings Global Floating Rate (Barings)	0.4%
− International Bond Funds
Invesco Oppenheimer International Bond (Invesco)	4.4%
Other Funds	1.0%
− Commodities Funds
DFA Commodity Strategy (DFA)	1.0%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE